LOAN SERVICING	12 Months Ended
Dec. 31, 2011
LOAN SERVICING

NOTE 6 - LOAN SERVICING

Loans serviced for others are not reflected in the accompanying balance sheets. The unpaid principal balances of mortgages serviced for others were $45,598,885 and $43,317,605 at December 31, 2011 and 2010, respectively.

Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on an accrual basis and includes servicing fees from investors and certain charges collected from borrowers, such as late payment fees. The following table presents the activity of the mortgage servicing rights.

	Years Ended December 31,
	2011	2010
Balance, beginning of the year	$196,648	$132,859
Additions	73,022	103,238
Amortization	(56,591)	(39,449)
Balance, end of year	$213,079	$196,648